Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	$ 467,293
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	379,415
Impairment of goodwill	(256,700)	0
Balance of goodwill, gross at the end of the period	467,293
Balance of accumulated impairment loss at the end of the period	(344,578)
Balance of goodwill at the end of the period	122,715
Consumer Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	88,920
Balance of accumulated impairment loss at the beginning of the period	0
Balance of goodwill at the beginning of the period	88,920
Impairment of goodwill	0
Balance of goodwill, gross at the end of the period	88,920
Balance of accumulated impairment loss at the end of the period	0
Balance of goodwill at the end of the period	88,920
Business Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	378,373
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	290,495
Impairment of goodwill	256,700
Balance of goodwill, gross at the end of the period	378,373
Balance of accumulated impairment loss at the end of the period	(344,578)
Balance of goodwill at the end of the period	$ 33,795